Accounts payable and accrued liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
Schedule of accounts payables and accrued liabilities

At June 30, 2025 and December 31, 2024, accounts payable and accrued liabilities consisted of the following:

	December 31, 2024	June 30, 2025
	S$’000	S$’000
Accounts payable	$79	$4
Other payables	21	239
Accrued expenses	168	137
Deposits received	99	98
Deferred revenue	352	360
	$719	$838